UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03074

(Investment Company Act file number)

Northeast Investors Growth Fund

(Exact name of registrant as specified in charter)

100 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

(617) 523-3588

(Registrant’s telephone number, including area code)

Robert Kane

100 High Street

Boston, MA 02110

(Name and address of agent for service)

December 31

Date of fiscal year end

July 1 - September 30, 2014

Date of reporting period

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Northeast Investors Growth Fund

Schedule of Investments

September 30, 2014 (Unaudited)

Description	Shares	Value $
COMMON STOCKS - 98.28%

Basic Materials - 1.39%

Mining - 1.39%
US Silica Holdings, Inc.	15,000	$937,650

Total Basic Materials		937,650

Communications - 18.78%

Internet - 15.00%
Facebook, Inc., Class A(a)	66,725	5,273,944
Google, Inc., Class A(a)	3,475	2,044,725
Google, Inc., Class C(a)	3,175	1,833,118
Yelp, Inc.(a)	14,550	993,038

		10,144,825

Media - 3.78%
Walt Disney Co.	28,675	2,552,935

Total Communications		12,697,760

Consumer, Cyclical - 15.94%

Apparel - 6.04%
NIKE, Inc., Class B	14,200	1,266,640
Under Armour, Inc., Class A(a)	15,000	1,036,500
VF Corp.	27,000	1,782,810

		4,085,950

Auto Manufacturers - 1.97%
Tesla Motors, Inc.(a)	5,500	1,334,740

Auto Parts & Equipment - 3.31%
Magna International, Inc.	23,550	2,235,130

Retail - 4.62%
Costco Wholesale Corp.	8,000	1,002,560
CVS Health Corp.	26,700	2,125,053

		3,127,613

Total Consumer, Cyclical		10,783,433

Consumer, Non-Cyclical - 21.40%

Biotechnology - 8.51%
Biogen Idec, Inc.(a)	3,200	1,058,592
Celgene Corp.(a)	21,100	1,999,858
Gilead Sciences, Inc.(a)	25,300	2,693,185

		5,751,635

Food - 2.85%
Mondelez International, Inc., Class A	56,150	1,923,980

Pharmaceuticals - 10.04%
Bristol-Myers Squibb Co.	19,700	1,008,246

Description	Shares	Value $
Consumer, Non-Cyclical - 21.40% (continued)
Johnson & Johnson	16,840	$1,794,976
Novartis AG, ADR	10,600	997,778
Novo Nordisk A/S, ADR	24,800	1,180,976
Perrigo Co. PLC	12,000	1,802,280

		6,784,256

Total Consumer, Non-Cyclical		14,459,871

Energy - 6.28%
Oil & Gas - 4.99%
Chevron Corp.	7,700	918,764
Pioneer Natural Resources Co.	12,450	2,452,276

		3,371,040

Oil & Gas Services - 1.29%
Schlumberger Ltd.	8,550	869,450

Total Energy		4,240,490

Financial - 10.42%

Banks - 7.20%
Bank of America Corp.	98,550	1,680,277
Goldman Sachs Group, Inc.	9,500	1,743,915
Wells Fargo & Co.	27,750	1,439,393

		4,863,585

Diversified Financial Services - 3.22%
Visa, Inc., Class A	10,200	2,176,374

Total Financial		7,039,959

Industrial - 14.53%

Aerospace/Defense - 3.28%
United Technologies Corp.	21,000	2,217,600

Electronics - 4.28%
Honeywell International, Inc.	31,100	2,896,032

Miscellaneous Manufacturing - 1.74%
Trinity Industries, Inc.	25,200	1,177,344

Transportation - 5.23%
Union Pacific Corp.	32,600	3,534,492

Total Industrial		9,825,468

Technology - 9.54%

Computers - 6.17%
Apple, Inc.	19,770	1,991,827
Manhattan Associates, Inc.(a)	65,200	2,178,984

		4,170,811

Software - 3.37%
Akamai Technologies, Inc.(a)	38,100	2,278,380

Total Technology		6,449,191

Value $
Total Common Stocks (Cost $51,571,626)	$66,433,822

Total Investments - 98.28% (Cost $51,571,626)	66,433,822

Other Assets in Excess of Liabilities - 1.72%	1,163,395

Total Net Assets - 100.00%	$67,597,217

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.

Common Abbreviations:

(ADR) American Depositary Receipt.

(AG) Aktiengesellschaft is a German Term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

(Ltd.) Limited.

(PLC) Public Limited Company.

See Notes to the Quarterly Schedule of Investments

Northeast Investors Growth Fund

Notes to the Quarterly Schedule of Investments

September 30, 2014 (Unaudited)

1. ORGANIZATION

Northeast Investors Growth Fund (the “Fund”) is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund’s objective is to produce long-term capital appreciation for its shareholders. The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and which are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.

2. SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies of the Fund, which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) are as follows:

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges or last sales price. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available or are deemed unreliable (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to determine fair value of securities may include, but are not limited to, contractual restrictions, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers and/or pricing services and information obtained from analysts. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. EST. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At September 30, 2014 there were no securities priced at fair value as determined in good faith.

Investment Transactions — Investment transactions are accounted for as of trade date. Realized gains and losses on investments sold are determined on the identified cost basis.

Fair Value Measurements — Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Fund’s investments are summarized in the following fair value hierarchy:

Level 1-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Northeast Investors Growth Fund

Notes to the Quarterly Schedule of Investments

September 30, 2014 (Unaudited)

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks	$66,433,822	$–	$–	$66,433,822

TOTAL	$66,433,822	$–	$–	$66,433,822

For the period ended September 30, 2014 there have been no significant changes to the Fund’s fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2014. It is the Fund’s policy to recognize transfers at the end of the reporting period.

For the period ended September 30, 2014, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of September 30, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Northeast Investors Growth Fund	$51,571,626	$16,043,348	$(1,181,152)	$14,862,196

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northeast Investors Growth Fund

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr.
President
(principal executive officer)

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr.
President
(principal executive officer)

Date:	November 25, 2014

By:	/s/ John F. Francini, Jr.
John F. Francini, Jr.
Chief Financial Officer
(principal financial officer)

Date:	November 25, 2014